PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended			15 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 HKD ($)
IfrsStatementLineItems [Line Items]
Ending balance		$ 764
Ending balance			$ 764
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Ending balance		3,088	4,349
Write off			(1,261)
Ending balance			3,088
Carrying values			764
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Ending balance		2,500	3,548
Write off			(1,048)
Ending balance			2,500
Carrying values			764
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Ending balance			213
Write off			(213)
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Ending balance		588	588
Write off
Ending balance			588
Carrying values
Gross carrying amount [member] | Office equipment
IfrsStatementLineItems [Line Items]
Ending balance
Ending balance
Carrying values
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Ending balance		3,585	2,752
Write off		(1,261)
Ending balance		3,088	3,585	3,088
Provided for the year		764	833
Accumulated depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Provided for the year		764
Accumulated depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Provided for the year
Accumulated depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Ending balance		588	588
Write off
Ending balance		588	588	588
Provided for the year
Accumulated depreciation [Member] | Office equipment
IfrsStatementLineItems [Line Items]
Ending balance		213	213
Write off		(213)
Ending balance			213
Provided for the year
Accumulated depreciation [Member] | Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
Ending balance		2,784	1,951
Write off		(1,048)
Ending balance			2,784
Provided for the year			$ 833
Accumulated depreciation [Member] | Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Ending balance		$ 2,500		$ 2,500